Oil and Natural Gas Activities - Depreciation, Depletion and Amortization Expense of Oil and Natural Gas Properties (Detail) - Predecessor $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / Boe	Dec. 31, 2015 USD ($) $ / Boe	Dec. 31, 2014 USD ($) $ / Boe
Oil And Gas In Process Activities [Line Items]
DD&A | $	$ 111,793	$ 204,692	$ 231,761
DD&A per BOE: | $ / Boe	12.52	20.07	21.10